MARKETABLE SECURITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
Fair value	$ 216	$ 541
Cost	213	533
Gross unrealized holding gains	25	27
Gross unrealized holding losses	22	19
Available-for-sale securities by report caption
Cash and cash equivalents	9	331
Short-term investments	28	5
Other non-current	179	205
Fair value	216	541
Contractual maturities of debt securities
2014	37
2016	1
2017	0
2018	0
2019 and thereafter	108
Total maturities of available-for-sale securities, at fair value	146
2015	$ 0